Components of Net Periodic Benefit Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Amortization of net transition asset	¥ (10)
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	24,350	¥ 24,827	¥ 25,343
Interest cost	11,583	12,152	14,606
Expected return on plan assets	(19,252)	(17,822)	(16,389)
Recognized actuarial loss	9,867	11,480	12,853
Amortization of prior service costs	(9,614)	(10,176)	(10,271)
Net periodic benefit costs	16,934	20,461	26,142
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3,188	3,032	2,387
Interest cost	13,040	12,068	10,197
Expected return on plan assets	(12,993)	(11,480)	(9,245)
Amortization of net transition asset	10	12	117
Recognized actuarial loss	2,991	3,693	1,781
Amortization of prior service costs	(639)	(643)	(566)
Losses (gains) on curtailments and settlements	31	1,074	(405)
Net periodic benefit costs	¥ 5,628	¥ 7,756	¥ 4,266